Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Revenue Recognition

9.  Revenue Recognition

Deferred Revenue

The Company included deferred revenue within accounts payable and accrued expenses and liabilities to users in the consolidated balance sheets. The deferred revenue balances were as follows:

	Year Ended December 31,
	2020	2019
Deferred revenue, beginning of the period	$20,760	$13,581
Deferred revenue, end of the period	$30,627	$20,760
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$11,221	$11,865

Deferred revenue primarily represents contract liabilities related to the Company’s obligation to transfer future value in relation to in period transactions in which the Company has received consideration. Such obligations are recognized as liabilities when awarded to users and are recognized as revenue when those liabilities are later resolved. The Company included deferred revenue within accounts payable and accrued expenses and liabilities to users on the consolidated balance sheets.

Revenue Disaggregation

Disaggregation of revenue for years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
Online gaming	$517,632	$308,177	$219,131
Gaming software	75,629	—	—
Other	21,271	15,233	7,146
Total Revenue	$614,532	$323,410	$226,277

Online gaming includes DFS, iGaming and Sportsbook which have certain similar attributes and pattern of recognition.

The following table presents the Company’s revenue by geographic region for the periods indicated:

	Year ended December 31,
	2020	2019	2018
United States	$544,463	$318,144	$219,415
International	70,069	5,266	6,862
Total Revenue	$614,532	$323,410	$226,277